Taxes on Income (Details Textual) ₪ in Thousands, $ in Thousands		12 Months Ended
	Dec. 29, 2010	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Taxes on Income (Textual)
Statutory tax rate in Israel		23.00%	23.00%	24.00%	25.00%
Corporate income tax rate, description		The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years) - 2016, which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.	The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years) - 2016, which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
Reduced tax rate		10%-25%	10%-25%
Description of income taxes	The Knesset approved an amendment to the Investment Law for the Encouragement of Capital Investments, 1959 ("2011 Amendment"). According to the 2011 Amendment, a reduced uniform corporate tax rate for exporting industrial enterprises (over 25%) was established. The reduced tax rate will not be program dependent and will apply to the "Preferred Enterprise's" (as such term is defined in the Investment Law) entire income. Pursuant to the 2011 Amendment, a "Preferred Enterprise" is entitled to a reduced corporate tax rate of 16%. The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.
Applicable tax rate		16.00%	16.00%
Filed notice, description		In 2011, Magic and one of its Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment, and therefore were subjected to the amended tax rate of 16% for the tax years 2011-2016. In 2015, certain of Sapiens' Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment, and therefore were subjected to the amended tax rate of 16% for the tax years 2014-2016.	In 2011, Magic and one of its Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment, and therefore were subjected to the amended tax rate of 16% for the tax years 2011-2016. In 2015, certain of Sapiens' Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment, and therefore were subjected to the amended tax rate of 16% for the tax years 2014-2016.
Industrial encouragement law, description		It is Formula's management's belief that certain of its Israeli investees currently qualify as an "Industrial Company," within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). That Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, these Israeli subsidiaries are entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings. Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.	It is Formula's management's belief that certain of its Israeli investees currently qualify as an "Industrial Company," within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). That Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, these Israeli subsidiaries are entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings. Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.
Undistributed earnings of foreign subsidiaries and affiliates		$ 73,651
Income taxes distributed as dividend		$ 50,817		$ 48,628
Federal corporate income tax rate, description		The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.
Preferred Technology Enterprise [Member]
Taxes on Income (Textual)
Description of new amendment tax rate		Introduction of a benefit regime for "Preferred Technology Enterprises" granting a 12% tax rate in central Israel - on income deriving from Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports. Preferred Technology Enterprise ("PTE") is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.	Introduction of a benefit regime for "Preferred Technology Enterprises" granting a 12% tax rate in central Israel - on income deriving from Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports. Preferred Technology Enterprise ("PTE") is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.
Tax rate for dividends paid from income		20.00%	20.00%
Reduced to dividends paid to foreign resident company		4.00%	4.00%
Subsidiaries' taxable income tax rate		12.00%	12.00%
Formula [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes		$ 68,693
Income tax assessments, description		Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2013.	Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2013.
Formula [Member] | NIS [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes | ₪			₪ 257,460
Matrix [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes		$ 31,865
Income tax assessments, description		Matrix and its subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2013.	Matrix and its subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2013.
Matrix [Member] | NIS [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes | ₪			₪ 119,431
Magic [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes		$ 14,418
Income tax assessments, description		Magic and its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2013.	Magic and its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2013.
Sapiens [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes		$ 26,250
Income tax assessments, description		Tax assessments filed by part of Sapiens' Israeli subsidiaries through the year 2012 are considered to be final.	Tax assessments filed by part of Sapiens' Israeli subsidiaries through the year 2012 are considered to be final.